AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                    ("AVLIC")
           AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT V
         AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT VA-2
                              ("Separate Accounts")
      Supplement to OVERTURE OVATION!, OVERTURE VIVA!, OVERTURE BRAVO! and
                             CORPORATE BENEFIT VUL
                 OVERTURE Annuity III-Plus and OVERTURE MEDLEY!
                         Prospectuses Dated May 1, 2004
                        Supplement Dated October 15, 2004

Effective October 15, 2004, AIM Variable Insurance Funds is changing the name of the INVESCO VIF - Dynamics Fund to AIM V.I. Dynamics Fund. Therefore, all references to INVESCO VIF - Dynamics Fund in the respective prospectuses are changed to AIM V.I. Dynamics Fund.


       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Variable Life Insurance Company.
         If you do not have a current prospect6us, please contact AVLIC at 1-800-745-1112.